Related Party Transactions - Summary of Controlled Entity of Related Party Transactions (Detail) - Total for all related parties - EBA Holding S.A.	12 Months Ended
Dec. 31, 2025
Disclosure of related party transactions [line items]
Percentage of voting rights	51.48%
Principal line of business	Financial and InvestmentOperations
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investment	17.51%